Condensed Consolidated Membership Interests (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2007
Condensed Statements Of Membership Interests [Abstract]
Shares, Outstanding	635	635	635	1
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax, Portion Attributable to Parent	$ 17
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax Effect	$ 17